Long-Term Debt, net - Credit Facilities (Details) $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 05, 2014 USD ($) item	Oct. 22, 2014 item	Jan. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 24, 2011 USD ($)
Long-Term Debt, net
Gross sale consideration							$ 5,178	$ 1,050
Payments made to acquire vessels	$ 37,000
Number Of Vessels Acquired | item	2
Lenders fees paid for utilizing sale proceeds	$ 90
January 2011 Credit Facility
Long-Term Debt, net
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 2.50%						$ 276,000
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.00%						326,000
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.50%						$ 376,000
Arrangement fee (as a percent)					2.00%
Arrangement fee paid			$ 5,200	$ 3,300	$ 8,500
Commitment fee payable (as a percent)						0.75%
January 2011 Credit Facility | LIBOR
Long-Term Debt, net
Interest rate margin (as a percent)						1.85%
Interest rate margin if aggregate outstanding indebtedness exceeds $276 million (as a percent)						2.50%
Interest rate margin if aggregate outstanding indebtedness exceeds $326 million (as a percent)						3.00%
Interest rate margin if aggregate outstanding indebtedness exceeds $376 million (as a percent)						3.50%
HSH Nordbank AG Aegean Baltic Bank Piraeus Bank (January 2011 Credit Facility)
Long-Term Debt, net
Maximum borrowing capacity under credit facility										$ 123,800
Amount outstanding as of the balance sheet date						$ 17,200				23,750
Number of Vessels Sold | item		5
Gross sale consideration									$ 55,200
Amount applied against prepayment of facility									$ 18,200
The Royal Bank of Scotland (January 2011 Credit Facility)
Long-Term Debt, net
Maximum borrowing capacity under credit facility										100,000
Amount outstanding as of the balance sheet date						24,300
ABN Amro Bank of America Merrill Lynch Burlington Loan Management National Bank of Greece (January 2011 Credit Facility)
Long-Term Debt, net
Maximum borrowing capacity under credit facility										37,100
Club Facility (January 2011 Credit Facility)
Long-Term Debt, net
Maximum borrowing capacity under credit facility										83,900
Citibank-Eurobank Credit Facility (January 2011 Credit Facility)
Long-Term Debt, net
Maximum borrowing capacity under credit facility										$ 80,000
Amount outstanding as of the balance sheet date						$ 37,600